Consolidated Statements of Comprehensive (Loss) Income (Unaudited) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011
Consolidated Statements of Comprehensive (Loss) Income [Abstract]
Net (loss) income	$ (11,629)	$ (13,291)	$ 42,974	$ 30,678
Other comprehensive (loss) income:
Unrealized net (loss) gain on qualifying cash flow hedging instruments (note 9)	(653)	1,029	336	3,012
Realized net gain on qualifying cash flow hedging instruments (note 9)	(86)	(746)	(266)	(1,511)
Other comprehensive (loss) income	(739)	283	70	1,501
Comprehensive (loss) income	(12,368)	(13,008)	43,044	32,179
Non-controlling interest in comprehensive (loss) income	499	(1,937)	2,468	19,101
Partners' interest in comprehensive (loss) income	$ (12,867)	$ (11,071)	$ 40,576	$ 13,078